34. Finance debt (Details 5) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Abroad [member]
DisclosureFinanceDebtLineItems [Line Items]
Available (Lines of Credit)	$ 8,700
Used	1,050
Balance	7,650
BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Available (Lines of Credit)	1,218
Used	385
Balance	$ 833
Syndicate of banks [member] | Abroad [member] | Petrobras global trading bV [member]
DisclosureFinanceDebtLineItems [Line Items]
Date	Mar. 07, 2018
Maturity	Feb. 7, 2023
Available (Lines of Credit)	$ 4,350
Used
Balance	$ 4,350
Syndicate Of banks [Member] | Abroad [member] | Petrobras global trading bV [member]
DisclosureFinanceDebtLineItems [Line Items]
Date	Mar. 27, 2019
Maturity	Feb. 27, 2024
Available (Lines of Credit)	$ 3,250
Used
Balance	$ 3,250
BNP paribas [Member] | Abroad [member] | Petrobras global trading bV [member]
DisclosureFinanceDebtLineItems [Line Items]
Date	Dec. 22, 2016
Maturity	Jan. 09, 2021
Available (Lines of Credit)	$ 350
Used	336
Balance	$ 14
The export import bank of china [Member] | Abroad [member] | Petrobras global trading bV [member]
DisclosureFinanceDebtLineItems [Line Items]
Date	Dec. 23, 2019
Maturity	Dec. 27, 2021
Available (Lines of Credit)	$ 750
Used	714
Balance	$ 36
Banco do brasil [member] | BRAZIL | Petroleo brasileiro s-a [member]
DisclosureFinanceDebtLineItems [Line Items]
Date	Mar. 23, 2018
Maturity	Jan. 26, 2023
Available (Lines of Credit)	$ 385
Used
Balance	$ 385
Banco do Brasil [member] | BRAZIL | Petroleo brasileiro s-a [member]
DisclosureFinanceDebtLineItems [Line Items]
Date	Oct. 04, 2018
Maturity	Sep. 05, 2025
Available (Lines of Credit)	$ 385
Used
Balance	$ 385
Bradesco [member] | BRAZIL | Petroleo brasileiro s-a [member]
DisclosureFinanceDebtLineItems [Line Items]
Date	Jun. 01, 2018
Maturity	May. 31, 2023
Available (Lines of Credit)	$ 385
Used	385
Balance
Caixa economica federal [member] | BRAZIL | Petrobras transporte s.a.-transpetro [member]
DisclosureFinanceDebtLineItems [Line Items]
Date	Nov. 23, 2010
Maturity	Not defined
Available (Lines of Credit)	$ 63
Used
Balance	$ 63